Dividends paid and proposed (Details) - 12 months ended Dec. 31, 2021 $ / shares in Units, ₽ in Millions	RUB (₽)	USD ($) $ / shares
Dividends paid and proposed
Dividends proposed, declared and approved during the year | ₽	₽ 5,179
Final dividend proposed, declared and approved | $		$ 19,347,534
Final dividend proposed, declared and approved (per share) | $ / shares		$ 0.31
Interim dividend proposed, declared and approved | $		$ 51,197,062
Interim dividend proposed, declared and approved (per share) | $ / shares		$ 0.82
Dividends paid during the year | ₽	₽ 5,211
Final dividend paid | $		$ 19,347,534
Final dividend paid (per share) | $ / shares		$ 0.31
Interim dividend paid | $		$ 51,197,062
Interim dividend paid (per share) | $ / shares		$ 0.82